9. RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

Principal stockholders, directors, and executive officers of the Company, together with the companies they control, are considered to be related parties. In the ordinary course of business, the Company has engaged in various related party transactions during the year, ranging from extending credit, accepting deposits as well as exchanges of service transactions.

Federal banking regulations require that any such extensions of credit not be offered on terms more favorable than would be offered to non-related party borrowers of similar creditworthiness.

The Company has granted loans to certain directors and executive officers of the Company and their related interests. Such loans are made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with other borrowers and, in management’s opinion, do not involve more than the normal risk of collectability. All loans to directors and executive officers or their interests are submitted to the Board of Directors for approval.

The following table summarizes the aggregate activity in such loans for the periods indicated:

(In thousands)
Loans to directors and officers
as a group at December 31, 2015	$5,543
Disbursements during 2016	1,847
Amounts collected during 2016	(1,948)
Loans to directors and officers
as a group at December 31, 2016	$5,442

As of December 31, 2016, none of these loans are past due, on non-accrual status or have been restructured to provide a reduction or deferral of interest or principal because of deterioration in the financial position of the borrower. As of December 31, 2016, there were no loans to a related party that were considered classified loans.

In the normal course of business, certain directors and executive officers of the Company,

including their immediate families and companies in which they have an interest, may be deposit customers.

In addition, the Company engages in certain activities with related parties for sponsorships, donations, and other services during the normal course of business.

The Company entered into an agreement for accounting, data processing, and administrative services with a stockholder corporation that owned approximately 18% of the Company’s common stock at December 31, 2016 and 2015. The agreement expired in 2015 and was not renewed but from time to time, the stockholder provides additional services. Expenses related to this agreement totaled $9,300 and $378,000 during the years ended December 31, 2016 and 2015, respectively. In addition, a member of the Bank’s Board of Directors has controlling interest of a company which provides property management services for the Company for its Wake County locations. Expenses related to this agreement totaled $57,000 and $47,000 during the years ended December 31, 2016 and 2015, respectively.